Commitments and Contingencies (Tables)	12 Months Ended
Jan. 28, 2012
Commitments and Contingencies
Schedule of future minimum annual rental commitments for all non-cancelable operating leases

For the fiscal year:	Operating Leases
2012	$355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	$1,788